Segment Information - Schedule of Information on Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of products and services [line items]
Net revenue	$ 27,400,035	$ 987,745	$ 23,011,381	$ 20,337,881
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Testing [member]
Disclosure of products and services [line items]
Net revenue	$ 5,899,600		$ 5,002,730	$ 4,257,800
Percentage of total revenue	22.00%	22.00%	22.00%	21.00%
Assembly [member]
Disclosure of products and services [line items]
Net revenue	$ 7,963,714		$ 6,001,964	$ 5,148,877
Percentage of total revenue	29.00%	29.00%	26.00%	25.00%
LCDD [member]
Disclosure of products and services [line items]
Net revenue	$ 8,211,099		$ 7,023,003	$ 6,922,205
Percentage of total revenue	30.00%	30.00%	30.00%	34.00%
Bumping [member]
Disclosure of products and services [line items]
Net revenue	$ 5,325,622		$ 4,983,684	$ 4,008,999
Percentage of total revenue	19.00%	19.00%	22.00%	20.00%